[Investors Bank & Trust Company Letterhead]

				    May 8, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  RREEF Securities Fund, Inc. (the "Fund")
     File Nos. 33-90762 and 811-9016

Ladies and Gentlemen:

	On behalf of the Fund, we hereby withdraw a supplement dated
April 30, 1997 and a supplement dated May 6, 1997 (the "Supplements") filed via EDGAR on April 30, 1997 and May 6, 1997, respectively, to the Fund's Prospectus dated March 1, 1997. The Supplements were filed in error and should be disregarded, effective immediately.

	Questions regarding this matter should be directed to the undersigned at (617) 330-6413 or, in her absence, to Linda J. Hoard, Esq. at (617) 330-6011.

				    Very truly yours,

				    /s/ Susan C. Mosher
				    Susan C. Mosher, Esq.